May 26, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Pre-Effective Amendment No. 1 to Form N-14 for Angel Oak Financial Strategies Income Term Trust (File No. 333-264318)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is Pre-Effective Amendment No. 1 (“PEA 1”) to the registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”), for Angel Oak Financial Strategies Income Term Trust (the “Acquiring Fund”). This Form N-14 is being filed in connection with the reorganization of the Angel Oak Dynamic Financial Strategies Income Term Trust (the “Acquired Fund”), a closed-end management investment company, with and into the Acquiring Fund, in exchange for newly issued common shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of the accrued and unpaid liabilities of the Acquired Fund. The initial filing on Form N-14 was made on April 15, 2022.

PEA 1 is being filed to add required exhibits and include text responsive to comments received from the staff of the Securities and Exchange Commission, to which the Acquiring Fund has responded in separate correspondence.

A request for acceleration pursuant to Rule 461 of the 1933 Act will be filed under separate cover.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3304.

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen